TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES
Trade and other receivables consisted of the following items as of December 31:

	2025	2024

Trade receivables (gross)	54	55
Expected credit losses	(18)	(15)
Trade receivables (net)	36	40

Other receivables, net of expected credit losses allowance	1	—
Total trade and other receivables	37	40
The following table summarizes the movement in the allowance for expected credit losses for the year ended December 31:

	2025	2024

Balance as of January 1	15	14

Accruals for expected credit losses	2	3
Foreign currency translation adjustment	—	(1)
Other movements	1	(1)

Balance as of December 31	18	15
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2025
Expected loss rate, %	3%	0%	33%	100%	—
Trade receivables	31	4	3	16	54
Expected credit losses	(1)	—	(1)	(16)	(18)

Trade receivables, net	30	4	2	—	36

		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2024
Expected loss rate, %	3%	0%	33%	100%	—
Trade receivables	35	4	3	13	55
Expected credit losses	(1)	—	(1)	(13)	(15)

Trade receivables, net	34	4	2	—	40
ACCOUNTING POLICIES
Trade and other receivables
Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.
Expected credit losses
Credit risk is discussed in Note 16.